Schedule of Investments(a)
January 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–38.43%
Aerospace & Defense–0.46%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	$2,477,000	$2,403,538
Lockheed Martin Corp.,
4.95%, 10/15/2025	1,281,000	1,301,487
5.10%, 11/15/2027	1,201,000	1,247,178
4.15%, 06/15/2053	498,000	456,609
5.70%, 11/15/2054	873,000	992,806
4.30%, 06/15/2062	594,000	546,095
5.90%, 11/15/2063	873,000	1,023,760
		7,971,473
Agricultural & Farm Machinery–0.45%
Cargill, Inc.,
4.88%, 10/10/2025(b)	1,567,000	1,577,704
4.00%, 06/22/2032(b)	935,000	900,461
5.13%, 10/11/2032(b)	867,000	904,885
4.38%, 04/22/2052(b)	596,000	563,598
CNH Industrial Capital LLC, 5.45%, 10/14/2025	1,972,000	2,005,386
John Deere Capital Corp., 4.55%, 10/11/2024	1,802,000	1,804,679
		7,756,713
Airlines–0.37%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	1,955,840	1,652,824
Series 2021-1, Class A, 2.88%, 07/11/2034	1,064,668	880,350
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	858,354	848,352
4.75%, 10/20/2028(b)	1,968,433	1,919,010
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	1,107,655	1,122,394
Series 2019-2, Class AA, 2.70%, 05/01/2032	6,192	5,179
		6,428,109
Apparel Retail–0.05%
Ross Stores, Inc., 3.38%, 09/15/2024	928,000	905,207
Application Software–0.05%
salesforce.com, Inc., 2.90%, 07/15/2051	1,184,000	847,538
Asset Management & Custody Banks–0.81%
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(c)	1,615,000	1,604,321
4.54%, 02/01/2029(c)	2,628,000	2,627,232
4.60%, 07/26/2030(c)	436,000	434,074
5.83%, 10/25/2033(c)	1,279,000	1,386,204
4.71%, 02/01/2034(c)	1,699,000	1,693,168
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	2,121,000	1,798,959
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Northern Trust Corp., 6.13%, 11/02/2032	$1,498,000	$1,648,182
State Street Corp.,
5.75%, 11/04/2026(c)	847,000	870,270
5.82%, 11/04/2028(c)	528,000	554,928
4.16%, 08/04/2033(c)	388,000	370,094
4.82%, 01/26/2034(c)	971,000	976,740
		13,964,172
Auto Parts & Equipment–0.18%
American Honda Finance Corp., 4.70%, 01/12/2028	3,053,000	3,084,199
Automobile Manufacturers–1.02%
BMW US Capital LLC (Germany),
3.45%, 04/01/2027(b)	677,000	651,981
3.70%, 04/01/2032(b)	709,000	658,705
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	1,214,000	1,221,493
5.13%, 01/19/2028(b)	882,000	890,965
General Motors Financial Co., Inc.,
4.15%, 06/19/2023	608,000	606,207
3.80%, 04/07/2025	644,000	625,770
6.05%, 10/10/2025	3,049,000	3,107,748
5.00%, 04/09/2027	1,100,000	1,090,346
Hyundai Capital America,
5.75%, 04/06/2023(b)	809,000	809,427
4.13%, 06/08/2023(b)	844,000	840,127
2.00%, 06/15/2028(b)	876,000	742,904
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	962,000	831,474
PACCAR Financial Corp.,
4.95%, 10/03/2025	1,998,000	2,024,219
4.60%, 01/10/2028	1,044,000	1,059,280
Toyota Motor Credit Corp.,
4.63%, 01/12/2028	1,777,000	1,795,898
4.70%, 01/12/2033	651,000	662,238
		17,618,782
Automotive Retail–0.11%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	1,210,000	1,050,547
AutoZone, Inc., 4.75%, 08/01/2032	833,000	833,967
		1,884,514
Biotechnology–0.16%
AbbVie, Inc.,
3.85%, 06/15/2024	776,000	766,669
3.20%, 05/14/2026	2,148,000	2,063,342
		2,830,011

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Cable & Satellite–0.51%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.46% (3 mo. USD LIBOR + 1.65%), 02/01/2024(d)	$1,042,000	$1,049,878
4.91%, 07/23/2025	2,618,000	2,605,932
3.50%, 06/01/2041	550,000	387,199
3.50%, 03/01/2042	950,000	661,853
3.90%, 06/01/2052	747,000	510,751
3.85%, 04/01/2061	847,000	538,562
Comcast Corp.,
5.25%, 11/07/2025	432,000	441,485
5.50%, 11/15/2032	2,359,000	2,541,641
		8,737,301
Construction Machinery & Heavy Trucks–0.09%
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	1,567,000	1,630,055
Consumer Finance–0.16%
American Express Co.,
4.99%, 05/26/2033(c)	1,065,000	1,056,803
4.42%, 08/03/2033(c)	1,680,000	1,632,300
		2,689,103
Data Processing & Outsourced Services–0.30%
Fidelity National Information Services, Inc.,
4.70%, 07/15/2027	2,108,000	2,097,247
5.10%, 07/15/2032	2,108,000	2,116,084
PayPal Holdings, Inc., 5.05%, 06/01/2052	985,000	960,316
		5,173,647
Distributors–0.04%
Genuine Parts Co., 2.75%, 02/01/2032	786,000	655,596
Diversified Banks–9.61%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	1,879,000	1,900,612
6.75%(b)(c)(e)	1,516,000	1,530,152
Bank of America Corp.,
2.46%, 10/22/2025(c)	3,722,000	3,559,629
4.38%, 04/27/2028(c)	1,625,000	1,589,904
4.95%, 07/22/2028(c)	1,273,000	1,275,933
2.69%, 04/22/2032(c)	1,195,000	1,009,681
2.57%, 10/20/2032(c)	721,000	596,698
2.97%, 02/04/2033(c)	811,000	692,070
4.57%, 04/27/2033(c)	1,492,000	1,443,124
5.02%, 07/22/2033(c)	1,741,000	1,741,483
3.85%, 03/08/2037(c)	409,000	356,925
Series TT, 6.13%(c)(e)	3,197,000	3,208,190
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)	2,598,000	2,768,092
Barclays PLC (United Kingdom),
7.44%, 11/02/2033(c)	2,312,000	2,607,551
8.00%(c)(e)	3,057,000	3,077,329
Principal Amount		Value
Diversified Banks–(continued)
BPCE S.A. (France),
5.09% (SOFR + 0.57%), 01/14/2025(b)(d)	$1,818,000	$1,795,941
5.98%, 01/18/2027(b)(c)	2,776,000	2,812,397
Citigroup, Inc.,
5.61%, 09/29/2026(c)	3,180,000	3,232,111
4.66%, 05/24/2028(c)	905,000	896,044
4.41%, 03/31/2031(c)	489,000	469,363
2.56%, 05/01/2032(c)	768,000	640,359
2.52%, 11/03/2032(c)	534,000	437,437
3.06%, 01/25/2033(c)	427,000	366,093
3.79%, 03/17/2033(c)	1,571,000	1,424,539
4.91%, 05/24/2033(c)	1,026,000	1,014,051
2.90%, 11/03/2042(c)	721,000	540,874
Citizens Bank N.A., 6.06%, 10/24/2025(c)	2,962,000	3,005,986
Cooperatieve Rabobank U.A. (Netherlands),
4.66%, 08/22/2028(b)(c)	2,087,000	2,067,757
3.76%, 04/06/2033(b)(c)	1,428,000	1,280,732
Credit Suisse AG (Switzerland),
3.63%, 09/09/2024	815,000	777,978
7.95%, 01/09/2025	4,314,000	4,420,956
5.00%, 07/09/2027	2,175,000	2,064,594
7.50%, 02/15/2028	5,225,000	5,486,727
Danske Bank A/S (Denmark), 6.47%, 01/09/2026(b)(c)	1,846,000	1,874,801
Federation des caisses Desjardins du Quebec (Canada), 5.28%, 01/23/2026(b)(c)	5,000,000	5,022,750
Fifth Third Bank N.A.,
5.85%, 10/27/2025(c)	3,201,000	3,252,342
3.85%, 03/15/2026	983,000	948,561
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(c)	1,361,000	1,368,332
5.40%, 08/11/2033(c)	1,856,000	1,855,241
8.11%, 11/03/2033(c)	2,478,000	2,845,702
Huntington National Bank (The), 5.70%, 11/18/2025(c)	7,303,000	7,388,240
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	731,000	726,195
2.08%, 04/22/2026(c)	809,000	760,017
4.32%, 04/26/2028(c)	1,551,000	1,520,953
4.85%, 07/25/2028(c)	1,355,000	1,355,464
4.59%, 04/26/2033(c)	1,068,000	1,037,694
4.91%, 07/25/2033(c)	2,077,000	2,070,853
5.72%, 09/14/2033(c)	3,067,000	3,167,313
KeyBank N.A.,
3.40%, 05/20/2026	804,000	764,316
4.90%, 08/08/2032	1,970,000	1,926,434
5.00%, 01/26/2033	3,984,000	3,997,254
Macquarie Bank Ltd. (Australia), 6.80%, 01/18/2033(b)	1,772,000	1,839,756
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	2,909,000	2,904,770
Manufacturers and Traders Trust Co., 5.40%, 11/21/2025	3,721,000	3,786,144
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(c)	$4,366,000	$4,344,495
5.02%, 07/20/2028(c)	1,412,000	1,414,052
1.80%, 07/20/2033(c)	1,554,000	1,562,368
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(c)	1,782,000	1,842,859
National Australia Bank Ltd. (Australia), 6.43%, 01/12/2033(b)	2,230,000	2,320,653
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	2,305,000	2,358,736
Nordea Bank Abp (Finland),
4.75%, 09/22/2025(b)	1,702,000	1,701,537
5.38%, 09/22/2027(b)	1,229,000	1,257,168
Royal Bank of Canada (Canada), 5.00%, 02/01/2033	3,213,000	3,264,348
Societe Generale S.A. (France),
6.69%, 01/10/2034(b)(c)	2,464,000	2,636,486
7.37%, 01/10/2053(b)	4,566,000	4,957,413
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(b)(c)	1,468,000	1,201,037
7.75%(b)(c)(e)	3,784,000	3,888,060
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.22%, 09/17/2031	1,164,000	947,788
5.77%, 01/13/2033	1,437,000	1,521,229
Swedbank AB (Sweden), 5.34%, 09/20/2027(b)	1,523,000	1,542,198
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	2,184,000	2,323,230
Truist Bank, 2.64%, 09/17/2029(c)	1,355,000	1,277,944
U.S. Bancorp,
4.55%, 07/22/2028(c)	1,351,000	1,349,657
4.97%, 07/22/2033(c)	1,104,000	1,100,236
5.85%, 10/21/2033(c)	2,031,000	2,183,052
4.84%, 02/01/2034(c)	5,088,000	5,064,023
2.49%, 11/03/2036(c)	2,056,000	1,644,859
Wells Fargo & Co.,
3.53%, 03/24/2028(c)	805,000	765,938
4.81%, 07/25/2028(c)	781,000	779,741
4.90%, 07/25/2033(c)	766,000	763,577
4.61%, 04/25/2053(c)	1,291,000	1,206,616
		165,723,744
Diversified Capital Markets–0.96%
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	1,142,000	1,061,550
6.44%, 08/11/2028(b)(c)	2,272,000	2,198,732
4.19%, 04/01/2031(b)(c)	865,000	733,627
3.09%, 05/14/2032(b)(c)	1,005,000	760,714
6.54%, 08/12/2033(b)(c)	3,063,000	2,943,280
9.02%, 11/15/2033(b)(c)	2,168,000	2,437,581
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	614,000	600,154
5.71%, 01/12/2027(b)(c)	958,000	970,677
4.75%, 05/12/2028(b)(c)	1,454,000	1,430,074
5.96%, 01/12/2034(b)(c)	3,193,000	3,365,621
		16,502,010
Principal Amount		Value
Diversified Chemicals–0.21%
Celanese US Holdings LLC,
5.90%, 07/05/2024	$1,762,000	$1,772,610
6.05%, 03/15/2025	1,886,000	1,901,233
		3,673,843
Diversified REITs–0.32%
VICI Properties L.P.,
4.75%, 02/15/2028	1,198,000	1,161,590
4.95%, 02/15/2030	1,198,000	1,160,130
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	3,225,000	3,222,206
		5,543,926
Education Services–0.09%
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	1,418,000	1,468,545
Electric Utilities–2.13%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	2,489,000	2,399,754
4.70%, 05/15/2032	494,000	492,548
5.25%, 05/15/2052	718,000	733,941
American Electric Power Co., Inc.,
5.75%, 11/01/2027	1,205,000	1,258,445
5.95%, 11/01/2032	941,000	1,012,519
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	1,211,000	1,298,477
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	612,000	711,593
Duke Energy Carolinas LLC,
4.95%, 01/15/2033	2,470,000	2,537,724
5.35%, 01/15/2053	2,226,000	2,355,118
Duke Energy Corp.,
5.00%, 12/08/2025	2,607,000	2,627,114
5.00%, 12/08/2027	766,000	779,015
4.30%, 03/15/2028	819,000	807,490
5.00%, 08/15/2052	1,468,000	1,405,527
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	814,000	872,996
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	1,637,000	1,697,188
National Rural Utilities Cooperative Finance Corp.,
2.75%, 04/15/2032	848,000	729,154
5.80%, 01/15/2033	848,000	915,455
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	1,818,000	1,821,868
5.00%, 07/15/2032	573,000	583,171
Pacific Gas and Electric Co., 6.15%, 01/15/2033	1,537,000	1,581,398
PacifiCorp, 5.35%, 12/01/2053	4,825,000	5,159,798
Southern Co. (The),
5.15%, 10/06/2025	941,000	951,415
5.70%, 10/15/2032	916,000	977,563
Tampa Electric Co.,
3.88%, 07/12/2024	880,000	864,228
5.00%, 07/15/2052	588,000	580,222
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	684,000	667,317
Series C, 4.63%, 05/15/2052	904,000	850,216
		36,671,254
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electrical Components & Equipment–0.52%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	$1,985,000	$1,991,236
Series AJ, 4.85%, 10/01/2052	945,000	955,306
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	3,177,000	3,227,006
6.30%, 02/15/2030(b)	1,272,000	1,298,041
6.40%, 04/15/2033(b)	1,407,000	1,444,076
		8,915,665
Electronic Equipment & Instruments–0.04%
Vontier Corp., 2.95%, 04/01/2031	892,000	691,920
Financial Exchanges & Data–0.61%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	2,063,000	1,801,124
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	1,138,000	1,124,128
4.35%, 06/15/2029	878,000	871,522
4.60%, 03/15/2033	869,000	863,806
4.95%, 06/15/2052	1,190,000	1,181,171
5.20%, 06/15/2062	905,000	907,627
Moody’s Corp.,
2.00%, 08/19/2031	769,000	634,226
4.25%, 08/08/2032	530,000	514,921
2.75%, 08/19/2041	877,000	647,445
3.75%, 02/25/2052	843,000	692,942
3.10%, 11/29/2061	1,921,000	1,306,424
		10,545,336
General Merchandise Stores–0.53%
Dollar General Corp.,
4.63%, 11/01/2027	609,000	609,318
5.00%, 11/01/2032	537,000	545,273
5.50%, 11/01/2052	1,072,000	1,122,691
Target Corp.,
4.50%, 09/15/2032	1,546,000	1,560,893
4.40%, 01/15/2033	3,242,000	3,242,760
4.80%, 01/15/2053	2,026,000	2,049,962
		9,130,897
Health Care Equipment–0.15%
Alcon Finance Corp. (Switzerland),
5.38%, 12/06/2032(b)	1,304,000	1,366,116
5.75%, 12/06/2052(b)	1,160,000	1,256,531
		2,622,647
Health Care Services–0.36%
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	1,105,000	888,490
Series 2042, 2.72%, 01/01/2042	1,067,000	777,089
2.86%, 01/01/2052	1,219,000	805,221
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	3,254,000	2,097,041
Roche Holdings, Inc., 2.31%, 03/10/2027(b)	1,750,000	1,627,578
		6,195,419
Principal Amount		Value
Home Improvement Retail–0.45%
Home Depot, Inc. (The), 4.95%, 09/15/2052	$779,000	$803,537
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	2,861,000	2,900,574
5.63%, 04/15/2053	2,139,000	2,210,399
5.80%, 09/15/2062	1,782,000	1,854,641
		7,769,151
Homebuilding–0.04%
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	1,280,000	774,280
Hotels, Resorts & Cruise Lines–0.34%
Expedia Group, Inc.,
4.63%, 08/01/2027	769,000	757,475
3.25%, 02/15/2030	5,712,000	5,026,320
		5,783,795
Household Products–0.10%
Colgate-Palmolive Co., 3.10%, 08/15/2027	1,835,000	1,779,530
Hypermarkets & Super Centers–0.14%
Walmart, Inc.,
4.15%, 09/09/2032	1,297,000	1,300,355
4.50%, 09/09/2052	1,151,000	1,158,641
		2,458,996
Industrial Conglomerates–0.23%
Honeywell International, Inc., 5.00%, 02/15/2033	3,688,000	3,886,593
Insurance Brokers–0.04%
Marsh & McLennan Cos., Inc., 6.25%, 11/01/2052	603,000	727,611
Integrated Oil & Gas–0.30%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	971,000	775,482
3.00%, 03/17/2052	499,000	360,716
BP Capital Markets PLC (United Kingdom),
4.38%(c)(e)	552,000	533,922
4.88%(c)(e)	1,807,000	1,692,933
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	1,215,000	944,332
3.00%, 11/26/2051	1,215,000	894,988
		5,202,373
Integrated Telecommunication Services–0.44%
AT&T, Inc.,
5.11% (SOFR + 0.64%), 03/25/2024(d)	1,279,000	1,279,070
4.30%, 02/15/2030	482,000	470,929
2.55%, 12/01/2033	1,847,000	1,494,695
Verizon Communications, Inc.,
1.75%, 01/20/2031	439,000	353,892
2.36%, 03/15/2032	3,064,000	2,525,876
2.85%, 09/03/2041	1,070,000	793,463
3.00%, 11/20/2060	556,000	363,063
3.70%, 03/22/2061	512,000	389,920
		7,670,908
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Interactive Media & Services–0.26%
Meta Platforms, Inc.,
3.85%, 08/15/2032	$1,230,000	$1,144,239
4.45%, 08/15/2052	2,083,000	1,821,833
4.65%, 08/15/2062	1,642,000	1,441,944
		4,408,016
Internet & Direct Marketing Retail–0.04%
Amazon.com, Inc., 2.88%, 05/12/2041	881,000	695,420
Investment Banking & Brokerage–0.90%
Charles Schwab Corp. (The),
2.45%, 03/03/2027	385,000	358,406
5.38% (SOFR + 1.05%), 03/03/2027(d)	1,489,000	1,480,474
2.90%, 03/03/2032	792,000	702,566
Series K, 5.00%(c)(e)	1,035,000	1,001,362
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	1,705,000	1,730,603
3.50%, 04/01/2025	494,000	479,746
1.95%, 10/21/2027(c)	728,000	651,960
5.37% (SOFR + 1.12%), 02/24/2028(d)	579,000	567,879
4.48%, 08/23/2028(c)	937,000	921,391
1.99%, 01/27/2032(c)	533,000	426,966
2.65%, 10/21/2032(c)	862,000	711,866
3.10%, 02/24/2033(c)	562,000	481,974
3.44%, 02/24/2043(c)	694,000	559,053
Morgan Stanley,
5.00%, 11/24/2025	651,000	654,985
2.19%, 04/28/2026(c)	377,000	354,406
5.12%, 02/01/2029(c)	1,515,000	1,532,664
3.62%, 04/01/2031(c)	475,000	437,345
2.24%, 07/21/2032(c)	985,000	801,746
2.51%, 10/20/2032(c)	537,000	443,861
5.95%, 01/19/2038(c)	1,218,000	1,245,966
		15,545,219
Leisure Products–0.16%
Brunswick Corp.,
4.40%, 09/15/2032	975,000	844,333
5.10%, 04/01/2052	2,592,000	1,945,070
		2,789,403
Life & Health Insurance–2.31%
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	3,826,000	3,629,917
Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	9,503,483
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	2,700,000	2,769,126
F&G Global Funding, 2.00%, 09/20/2028(b)	1,243,000	1,056,459
GA Global Funding Trust,
2.25%, 01/06/2027(b)	1,344,000	1,208,652
1.95%, 09/15/2028(b)	1,268,000	1,079,375
2.90%, 01/06/2032(b)	1,182,000	969,872
Lincoln National Corp., Series C, 9.25%(c)(e)	1,328,000	1,470,760
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	9,203,000	7,633,761
Principal Amount		Value
Life & Health Insurance–(continued)
MetLife, Inc., 5.25%, 01/15/2054	$3,990,000	$4,156,563
New York Life Global Funding, 4.55%, 01/28/2033(b)	3,051,000	3,062,104
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(b)	1,929,000	1,911,806
Prudential Financial, Inc., 6.00%, 09/01/2052(c)	1,388,000	1,386,426
		39,838,304
Managed Health Care–0.91%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	2,490,000	1,925,410
3.00%, 06/01/2051	2,595,000	1,933,033
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	1,993,000	2,013,768
5.15%, 10/15/2025	1,390,000	1,417,772
3.70%, 05/15/2027	879,000	864,856
5.25%, 02/15/2028	1,705,000	1,778,218
5.30%, 02/15/2030	2,899,000	3,049,604
5.35%, 02/15/2033	2,494,000	2,659,943
		15,642,604
Movies & Entertainment–0.22%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042(b)	2,436,000	2,082,755
5.14%, 03/15/2052(b)	1,951,000	1,623,028
		3,705,783
Multi-line Insurance–0.16%
Allianz SE (Germany), 3.20%(b)(c)(e)	1,558,000	1,258,241
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	838,000	729,267
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	709,000	754,564
		2,742,072
Multi-Utilities–0.58%
Ameren Illinois Co., 5.90%, 12/01/2052	721,000	839,934
Dominion Energy, Inc.,
Series C, 3.38%, 04/01/2030	409,000	373,142
5.38%, 11/15/2032	3,975,000	4,093,504
WEC Energy Group, Inc.,
5.00%, 09/27/2025	2,234,000	2,246,788
5.15%, 10/01/2027	1,156,000	1,182,368
4.75%, 01/15/2028	1,290,000	1,297,163
		10,032,899
Office REITs–0.27%
Office Properties Income Trust,
4.25%, 05/15/2024	2,222,000	2,157,067
4.50%, 02/01/2025	1,404,000	1,306,827
2.65%, 06/15/2026	297,000	238,720
2.40%, 02/01/2027	1,137,000	874,644
		4,577,258
Oil & Gas Exploration & Production–0.39%
Diamondback Energy, Inc., 6.25%, 03/15/2053	3,879,000	4,063,678
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EQT Corp.,
5.68%, 10/01/2025	$2,023,000	$2,027,815
5.70%, 04/01/2028	648,000	656,301
		6,747,794
Oil & Gas Storage & Transportation–1.18%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	552,000	646,441
Energy Transfer L.P.,
4.25%, 03/15/2023	566,000	565,573
4.00%, 10/01/2027	398,000	381,476
5.55%, 02/15/2028	512,000	520,993
5.75%, 02/15/2033	1,232,000	1,267,648
Kinder Morgan, Inc.,
7.75%, 01/15/2032	692,000	805,174
4.80%, 02/01/2033	1,242,000	1,201,621
5.20%, 06/01/2033	3,262,000	3,254,001
5.45%, 08/01/2052	2,376,000	2,282,799
MPLX L.P.,
1.75%, 03/01/2026	449,000	409,085
4.25%, 12/01/2027	373,000	362,782
4.95%, 03/14/2052	1,652,000	1,466,571
ONEOK, Inc.,
6.35%, 01/15/2031	789,000	839,048
6.10%, 11/15/2032	918,000	966,226
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	1,429,000	1,484,901
Targa Resources Corp.,
5.20%, 07/01/2027	1,074,000	1,080,469
6.25%, 07/01/2052	1,218,000	1,237,264
Williams Cos., Inc. (The),
2.60%, 03/15/2031	1,307,000	1,107,310
3.50%, 10/15/2051	636,000	470,377
		20,349,759
Other Diversified Financial Services–0.78%
Corebridge Financial, Inc., 6.88%, 12/15/2052(b)(c)	1,811,000	1,804,082
Jackson Financial, Inc.,
5.17%, 06/08/2027	789,000	798,702
5.67%, 06/08/2032	910,000	899,265
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	3,505,000	3,510,385
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	3,900,000	3,114,053
3.25%, 10/01/2031(b)	4,300,000	3,330,479
		13,456,966
Paper Packaging–0.13%
Berry Global, Inc., 1.65%, 01/15/2027	2,644,000	2,314,334
Pharmaceuticals–0.14%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	1,136,000	1,121,805
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	1,772,000	1,289,454
		2,411,259
Principal Amount		Value
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	$1,168,000	$1,139,847
Property & Casualty Insurance–0.07%
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	1,265,000	1,258,876
Railroads–0.48%
CSX Corp., 4.50%, 11/15/2052	1,868,000	1,736,840
Union Pacific Corp.,
4.50%, 01/20/2033	2,126,000	2,145,664
4.95%, 09/09/2052	2,099,000	2,150,532
5.15%, 01/20/2063	2,148,000	2,227,221
		8,260,257
Regional Banks–2.34%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	1,285,000	1,254,180
2.50%, 02/06/2030	588,000	500,691
2.64%, 09/30/2032	2,011,000	1,569,546
Fifth Third Bancorp,
6.36%, 10/27/2028(c)	1,383,000	1,464,306
4.77%, 07/28/2030(c)	1,609,000	1,591,470
4.34%, 04/25/2033(c)	828,000	783,380
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	648,000	636,206
4.44%, 08/04/2028(c)	768,000	748,574
KeyCorp,
2.25%, 04/06/2027	762,000	696,896
4.79%, 06/01/2033(c)	647,000	633,699
M&T Bank Corp., 5.05%, 01/27/2034(c)	2,242,000	2,237,999
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(c)	2,033,000	2,060,814
4.63%, 06/06/2033(c)	2,365,000	2,289,199
6.04%, 10/28/2033(c)	1,651,000	1,785,941
5.07%, 01/24/2034(c)	2,473,000	2,496,457
Series O, 8.49%(3 mo. USD LIBOR + 3.68%)(d)(e)	2,196,000	2,201,647
Series U, 6.00%(c)(e)	2,067,000	2,061,626
Series V, 6.20%(c)(e)	5,467,000	5,482,308
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(c)	1,677,000	1,736,529
Truist Financial Corp.,
4.12%, 06/06/2028(c)	1,078,000	1,054,997
4.87%, 01/26/2029(c)	2,421,000	2,435,802
4.92%, 07/28/2033(c)	2,915,000	2,867,221
6.12%, 10/28/2033(c)	1,629,000	1,776,486
		40,365,974
Residential REITs–0.12%
American Homes 4 Rent L.P.,
3.63%, 04/15/2032	1,121,000	997,469
4.30%, 04/15/2052	522,000	425,958
AvalonBay Communities, Inc., 5.00%, 02/15/2033	648,000	673,834
		2,097,261
Restaurants–0.11%
McDonald’s Corp., 5.15%, 09/09/2052	1,894,000	1,951,117
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Retail REITs–0.42%
Kimco Realty OP LLC,
1.90%, 03/01/2028	$543,000	$469,228
2.25%, 12/01/2031	702,000	564,605
Kite Realty Group L.P., 4.00%, 10/01/2026	910,000	849,456
Kite Realty Group Trust, 4.75%, 09/15/2030	436,000	402,098
Realty Income Corp.,
2.20%, 06/15/2028	674,000	597,315
4.85%, 03/15/2030	629,000	630,480
3.25%, 01/15/2031	418,000	377,406
5.63%, 10/13/2032	1,080,000	1,146,239
2.85%, 12/15/2032	1,150,000	984,094
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	1,258,000	1,175,442
		7,196,363
Semiconductors–0.37%
Broadcom, Inc.,
3.46%, 09/15/2026	2,484,000	2,375,762
3.42%, 04/15/2033(b)	454,000	381,281
3.47%, 04/15/2034(b)	814,000	675,521
3.14%, 11/15/2035(b)	1,823,000	1,416,649
4.93%, 05/15/2037(b)	504,000	463,141
QUALCOMM, Inc.,
2.15%, 05/20/2030	618,000	540,129
3.25%, 05/20/2050	601,000	473,379
		6,325,862
Sovereign Debt–0.09%
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	1,598,000	1,608,440
Specialized Consumer Services–0.07%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,140,000	1,145,074
Specialized Finance–0.38%
Blackstone Private Credit Fund, 7.05%, 09/29/2025(b)	1,086,000	1,101,763
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(f)	5,493,000	5,493,000
		6,594,763
Specialized REITs–0.71%
American Tower Corp.,
3.00%, 06/15/2023	566,000	561,631
3.38%, 10/15/2026	2,148,000	2,039,834
2.70%, 04/15/2031	1,023,000	863,443
4.05%, 03/15/2032	555,000	514,787
Crown Castle, Inc.,
4.45%, 02/15/2026	2,148,000	2,123,180
5.00%, 01/11/2028	1,227,000	1,242,033
2.50%, 07/15/2031	891,000	750,492
EPR Properties,
4.75%, 12/15/2026	425,000	397,271
4.95%, 04/15/2028	1,069,000	967,540
3.60%, 11/15/2031	781,000	604,549
Principal Amount		Value
Specialized REITs–(continued)
Prologis L.P., 4.63%, 01/15/2033	$2,091,000	$2,109,503
		12,174,263
Steel–0.33%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	3,968,000	4,147,391
POSCO (South Korea), 5.63%, 01/17/2026(b)	1,579,000	1,603,182
		5,750,573
Systems Software–0.48%
Oracle Corp.,
6.25%, 11/09/2032	5,230,000	5,689,474
6.90%, 11/09/2052	2,218,000	2,569,439
		8,258,913
Technology Hardware, Storage & Peripherals–0.24%
Apple, Inc.,
3.35%, 08/08/2032	1,664,000	1,556,006
4.38%, 05/13/2045	358,000	349,077
2.55%, 08/20/2060	1,738,000	1,143,523
2.80%, 02/08/2061	1,511,000	1,038,293
		4,086,899
Tobacco–0.16%
Philip Morris International, Inc.,
5.13%, 11/17/2027	1,708,000	1,746,587
5.63%, 11/17/2029	557,000	582,063
5.75%, 11/17/2032	330,000	347,329
		2,675,979
Trading Companies & Distributors–0.31%
Air Lease Corp.,
5.85%, 12/15/2027	1,796,000	1,834,105
5.30%, 02/01/2028	3,486,000	3,482,041
		5,316,146
Trucking–0.48%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	381,000	368,451
3.40%, 11/15/2026(b)	592,000	552,553
4.40%, 07/01/2027(b)	443,000	432,602
5.70%, 02/01/2028(b)	1,633,000	1,675,052
Ryder System, Inc., 4.63%, 06/01/2025	2,908,000	2,883,439
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	2,683,000	2,379,238
		8,291,335
Wireless Telecommunication Services–0.40%
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	3,185,000	2,680,068
T-Mobile USA, Inc.,
3.50%, 04/15/2025	2,148,000	2,086,697
3.40%, 10/15/2052	2,253,000	1,646,713
5.65%, 01/15/2053	427,000	445,984
		6,859,462
Total U.S. Dollar Denominated Bonds & Notes (Cost $684,319,908)		662,529,357
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Asset-Backed Securities–24.73%
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	$556,521	$442,765
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	264,958	163,273
AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	811,605	810,565
Series 2019-2, Class C, 2.74%, 04/18/2025	1,242,439	1,230,713
Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,458,271
Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,212,559
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	3,853,057
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	536,604	511,215
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,740,309	1,613,102
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	1,075,120	919,798
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	2,594,916	2,192,387
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(h)	4,543,532	4,173,982
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,322,977
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,481,173
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(d)	7,338,000	7,235,782
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	168,375	139,319
Series 2007-C, Class 1A4, 3.73%, 05/20/2036(g)	63,490	59,729
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	194,451	158,718
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(i)	23,702,692	1,002,373
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(g)	3,706,327	3,226,557
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(g)	3,707,189	3,112,196
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	3,509,252	3,133,644
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	3,926,559	3,428,059
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(g)	4,790,573	4,021,701
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	$144,959	$135,276
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	348,597	332,493
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.56%, 01/15/2051(i)	25,955,086	512,003
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	917,502	871,301
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.31% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(d)	2,220,000	2,175,828
Series 2021-VOLT, Class A, 5.16% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(d)	4,080,000	3,981,369
Series 2021-VOLT, Class B, 5.41% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(d)	3,595,000	3,474,712
Series 2021-XL2, Class B, 5.46% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(d)	1,450,309	1,399,195
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	1,625,000	1,609,931
Series 2022-LBA6, Class A, 5.48% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	3,670,000	3,597,011
Series 2022-LBA6, Class B, 5.78% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	2,265,000	2,209,052
Series 2022-LBA6, Class C, 6.08% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	1,215,000	1,180,955
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,243,132
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,831,221
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	891,945
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.88%, 11/13/2050(i)	10,121,117	279,415
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 5.79% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(d)	3,687,000	3,662,802
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	76,945	73,501
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.00%, 01/25/2036(g)	411,917	363,122
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 5.99% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(d)	1,497,000	1,488,343
Series 2016-1A, Class ARR, 5.90% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(d)	1,538,000	1,518,794
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.99%, 11/10/2046(i)	$11,226,032	$43,941
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	324,697	320,162
Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(i)	25,987,025	884,372
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	683,221	660,755
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	3,736,367	3,136,692
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	989,667	988,881
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	141,007	138,856
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	1,965,550	1,706,952
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	2,758,640	2,483,115
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(h)	2,706,604	2,515,178
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(g)	3,696,956	3,539,811
COMM Mortgage Trust,
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	1,878,473	1,864,854
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	360,039	354,163
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	2,786,957
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,496,635
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	675,957	579,104
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	892,519	771,851
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	3,607,312	3,377,623
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(g)	1,890,000	1,650,916
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	3,825,039	3,750,952
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,148,400
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	592,704	321,207
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 5.87% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(d)	1,078,634	1,063,315
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	$223,223	$216,523
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	344,875	289,205
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	2,622,351	2,309,825
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(h)	3,543,978	3,483,891
Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(d)	1,688,813	1,653,432
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.16% (1 mo. USD LIBOR + 0.65%), 11/25/2035(d)	362,591	164,885
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	5,992,158	5,324,848
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,285,554	1,144,114
FREMF Mortgage Trust,
Series 2013-K28, Class C, 3.43%, 06/25/2046(b)(g)	2,580,000	2,564,556
Series 2015-K44, Class B, 3.72%, 01/25/2048(b)(g)	1,175,000	1,139,127
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(g)	1,040,000	987,827
Series 2017-K724, Class B, 5.26%, 12/25/2049(b)(g)	780,000	763,898
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 5.88% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(d)	1,712,000	1,691,747
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 5.88% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(d)	2,190,000	2,166,810
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 5.91% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(d)	5,264,000	5,192,868
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.21% (1 mo. Term SOFR + 0.73%), 08/15/2036(b)(d)	1,615,000	1,607,945
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	959,418
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	229,877	227,764
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,256,741
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	3,166,945	2,818,892
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(g)	63,097	58,391
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	$1,322,000	$1,171,574
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	621,232
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	978,000	910,702
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	400,463
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	3,490,000	3,433,844
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,709,603
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	3,822,930
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.77%, 07/25/2035(g)	216,482	210,533
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(g)	4,511,609	3,788,916
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,802,973
Series 2015-C27, Class XA, IO, 1.15%, 02/15/2048(i)	32,028,677	570,488
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,221,646
KKR CLO 30 Ltd., Series 30A, Class A1R, 5.81% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(d)	3,771,000	3,734,516
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)	6,153	790
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.16% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(d)	2,255,916	2,208,775
Series 2021-BMR, Class B, 5.34% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(d)	3,671,393	3,561,436
Series 2021-BMR, Class C, 5.56% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(d)	1,543,263	1,491,580
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.95% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(d)	10,755,000	10,688,513
Med Trust,
Series 2021-MDLN, Class A, 5.41% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(d)	2,652,121	2,589,433
Series 2021-MDLN, Class B, 5.91% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(d)	4,290,254	4,190,527
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	2,419,226	2,149,812
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	2,385,564	2,119,898
Principal Amount		Value

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(g)	$2,677,016	$2,247,363
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(g)	3,227,770	2,870,189
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	3,212,257	2,723,841
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.16% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(d)	1,945,000	1,899,761
Series 2021-STOR, Class B, 5.36% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(d)	1,460,000	1,409,752
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,164,374
Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	4,828,175
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	10,665,305	364,476
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 5.82% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(d)	4,927,360	4,897,160
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.85% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(d)	3,402,000	3,368,245
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	2,518,544	2,330,201
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,253,921	2,882,969
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(g)	3,857,239	3,471,866
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(h)	2,490,279	2,301,125
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(h)	2,305,000	1,970,299
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(h)	5,230,982	5,245,555
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	2,785,370	2,483,225
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 5.75% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(d)	3,192,000	3,164,731
Series 2020-8RA, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(d)	6,027,000	5,978,537
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 5.86% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(d)	5,334,884	5,297,113
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(d)	5,507,000	5,472,196
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.07% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(d)	$5,076,061	$5,038,925
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	3,833,272	3,226,533
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	605,085	603,476
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	6,812,749	6,353,047
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,412,777	2,120,237
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,219,575	3,135,400
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 5.72% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)	4,190,061	4,170,129
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	47,185	37,284
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	254,629	201,867
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	500,965	481,568
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,121,171	2,026,976
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	1,455,096	1,446,133
Series 2019-3, Class D, 2.68%, 10/15/2025	1,165,737	1,161,026
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(g)	4,378,394	4,061,306
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(g)	1,846,989	1,716,132
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,835,200	1,519,558
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,795,733	1,402,736
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(g)	1,991,441	1,783,297
Series 2021-SFR1, Class A, 5.06% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(d)	11,591,092	11,343,913
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	137,229	132,556
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	4,753,195	4,087,421
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	3,429,076	2,977,020
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.08% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(d)	3,000,000	2,988,042
Principal Amount		Value

Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	$5,365,000	$5,278,075
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,437,600	3,909,146
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.09% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(d)	4,685,000	4,666,330
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,320,529	3,721,175
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(i)	15,740,013	511,898
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(h)	836,884	798,180
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(h)	1,054,575	1,004,384
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(g)	192,914	186,197
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(g)	915,130	761,657
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	3,754,129	3,271,342
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	1,304,542	1,184,598
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(h)	2,564,621	2,317,540
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(h)	3,986,206	3,840,319
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(h)	1,332,746	1,328,562
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(h)	1,999,333	2,041,604
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	883,730	806,105
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(g)	205,560	192,511
Series 2005-AR14, Class 1A4, 3.89%, 12/25/2035(g)	305,765	286,650
Series 2005-AR16, Class 1A1, 3.85%, 12/25/2035(g)	298,146	269,901
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	1,499,332	1,473,700
Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(i)	17,842,153	604,685
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	2,330,000	2,168,101
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,642,190
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,013,656
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	2,174,838	2,121,254
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,767,175	4,899,589
Total Asset-Backed Securities (Cost $459,464,216)		426,427,983
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–23.60%
Collateralized Mortgage Obligations–0.60%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(j)	$678,713	$134,350
7.50%, 10/25/2023 to 11/25/2029(j)	31,895	1,725
6.50%, 04/25/2029 to 02/25/2033(i)(j)	1,120,067	171,452
6.00%, 06/25/2033 to 03/25/2036(i)(j)	729,459	119,779
5.50%, 09/25/2033 to 06/25/2035(i)(j)	1,283,819	209,387
Fannie Mae REMICs,
6.50%, 06/25/2023 to 10/25/2031	139,991	143,586
4.50%, 08/25/2025	9,452	9,325
5.50%, 12/25/2025 to 07/25/2046(j)	2,474,929	1,556,336
7.00%, 07/25/2026 to 04/25/2033(j)	472,205	72,225
4.00%, 08/25/2026 to 08/25/2047(j)	1,222,779	193,728
6.00%, 11/25/2028	62,204	63,555
7.50%, 12/25/2029	407,320	424,786
5.51% (1 mo. USD LIBOR + 1.00%), 07/25/2032(d)	55,465	56,297
4.91% (1 mo. USD LIBOR + 0.40%), 03/25/2033(d)	14,777	14,664
4.76% (1 mo. USD LIBOR + 0.25%), 08/25/2035(d)	48,106	47,648
7.68% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	122,391	137,913
5.45% (1 mo. USD LIBOR + 0.94%), 06/25/2037(d)	76,092	77,112
5.00%, 04/25/2040	118,436	117,305
PO, 0.00%, 09/25/2023(k)	1,931	1,908
IO, 2.19% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(d)(j)	400,341	32,414
3.64% (8.15% - (1.00 x 1 mo. USD LIBOR)), 04/25/2027(d)(j)	47,799	2,619
3.00%, 11/25/2027(j)	1,002,239	43,946
2.59% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(d)(j)	11,596	762
5.34% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(d)(j)	26	1
3.24% (7.75% - (1.00 x 1 mo. USD LIBOR)), 07/25/2031 to 02/25/2032(d)(j)	50,715	4,750
3.40% (7.85% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(d)(j)	44,120	3,921
3.39% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(d)(j)	109,389	10,240
2.74% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(d)(j)	80,324	7,517
3.44% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(d)(j)	135,968	11,182
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.59% (8.10% - (1.00 x 1 mo. USD LIBOR)), 02/25/2032 to 03/25/2032(d)(j)	$16,227	$1,055
1.00% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(d)(j)	139,868	2,988
2.49% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(d)(j)	364,925	28,500
3.49% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(d)(j)	267,794	28,939
3.55% (8.00% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(d)(j)	170,965	17,819
3.65% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(d)(j)	48,800	4,218
3.69% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(d)(j)	239,465	26,473
3.74% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(d)(j)	167,845	23,699
3.04% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(d)(j)	184,112	19,925
2.24% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(d)(j)	73,764	5,236
2.09% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(d)(j)	252,407	15,512
3.50%, 08/25/2035(j)	3,867,048	480,942
1.59% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(d)(j)	189,747	16,051
2.07% (6.58% - (1.00 x 1 mo. USD LIBOR)), 06/25/2036(d)(j)	12,058	1,118
1.54% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(d)(j)	74,691	2,104
2.04% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(d)(j)	359,476	25,450
1.64% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(d)(j)	852,117	96,411
1.39% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(d)(j)	6,034,248	470,031
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(i)	65,455,288	245,811
Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	40,623,669	381,160
Series K734, Class X1, IO, 0.65%, 02/25/2026(i)	32,795,550	506,668
Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	33,769,777	857,681
Series K093, Class X1, IO, 0.95%, 05/25/2029(i)	27,594,898	1,315,413
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
5.00%, 09/15/2023	$12,558	$12,510
5.51% (1 mo. USD LIBOR + 1.05%), 10/15/2023(d)	16,466	16,495
6.50%, 02/15/2028 to 06/15/2032	604,005	625,070
6.00%, 04/15/2029	37,931	38,743
5.36% (1 mo. USD LIBOR + 0.90%), 07/15/2031(d)	41,432	41,814
7.00%, 03/15/2032	162,248	172,610
3.50%, 05/15/2032	134,907	130,424
5.46% (1 mo. USD LIBOR + 1.00%), 06/15/2032(d)	179,354	182,091
8.40% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(d)	33,857	41,124
4.86% (1 mo. USD LIBOR + 0.40%), 09/15/2035(d)	86,576	85,481
IO, 3.19% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(d)(j)	135,490	6,713
3.00%, 06/15/2027 to 05/15/2040(j)	3,448,295	157,837
2.50%, 05/15/2028(j)	736,258	31,456
3.24% (7.70% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(d)(j)	19,625	580
3.64% (8.10% - (1.00 x 1 mo. USD LIBOR)), 09/15/2029(d)(j)	7,415	439
3.29% (7.75% - (1.00 x 1 mo. USD LIBOR)), 01/15/2032(d)(j)	98,226	7,443
2.59% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(d)(j)	214,236	14,460
2.24% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(d)(j)	226,545	12,204
2.29% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(d)(j)	159,820	9,205
2.26% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(d)(j)	849,387	56,769
2.19% (6.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(d)(j)	334,589	38,420
2.54% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(d)(j)	77,937	8,418
1.54% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(d)(j)	40,530	4,023
1.61% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(d)(j)	1,102,389	92,449
1.79% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(d)(j)	297,801	21,245
1.64% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(d)(j)	918,105	99,831
4.00%, 03/15/2045(j)	402,154	25,929
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(j)	63,861	5,861
3.00%, 12/15/2027(j)	1,307,043	67,663
3.27%, 12/15/2027(i)	338,776	15,294
6.50%, 02/01/2028(j)	6,600	689
7.50%, 12/15/2029(j)	19,009	2,867
6.00%, 12/15/2032(j)	63,101	8,109
PO, 0.00%, 06/01/2026(k)	6,553	6,152
		10,284,055
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.00%, 07/01/2024 to 11/01/2037	$58,360	$60,820
9.00%, 01/01/2025 to 05/01/2025	660	670
6.50%, 07/01/2028 to 04/01/2034	69,296	71,877
7.00%, 10/01/2031 to 10/01/2037	657,933	686,042
5.50%, 09/01/2039	391,697	410,832
		1,230,241
Federal National Mortgage Association (FNMA)–19.29%
6.50%, 12/01/2029 to 11/01/2031	457,924	474,567
7.50%, 01/01/2033 to 08/01/2033	492,536	511,656
7.00%, 04/01/2033 to 04/01/2034	282,821	292,003
5.50%, 02/01/2035 to 05/01/2036	368,703	385,771
4.00%, 05/01/2052	9,061,683	8,833,535
TBA, 2.50%, 02/01/2053(l)	80,000,000	70,077,326
3.00%, 02/01/2053(l)	80,000,000	72,700,000
3.50%, 02/01/2053(l)	43,000,000	40,336,794
4.00%, 02/01/2053(l)	16,410,000	15,851,034
4.50%, 02/01/2053(l)	16,409,000	16,209,015
5.00%, 02/01/2053(l)	46,000,000	46,183,281
5.50%, 02/01/2053(l)	59,800,000	60,785,765
		332,640,747
Government National Mortgage Association (GNMA)–3.64%
ARM, 2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(d)	1,064	1,047
IO, 3.04% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(d)(j)	15,336	3
2.09% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(d)(j)	579,793	44,714
2.19% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(d)(j)	1,685,065	106,097
4.50%, 09/16/2047(j)	2,647,776	431,517
1.74% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(d)(j)	2,196,111	213,908
TBA, 2.50%, 02/01/2053(l)	69,445,000	61,927,428
		62,724,714
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $405,883,549)		406,879,757
U.S. Treasury Securities–18.48%
U.S. Treasury Bonds–5.30%
4.00%, 11/15/2042	35,744,700	36,945,498
3.00%, 08/15/2052	61,457,100	54,394,335
		91,339,833
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
U.S. Treasury Notes–13.18%
4.13%, 01/31/2025	$48,936,000	$48,884,388
3.88%, 01/15/2026	17,210,500	17,210,500
3.50%, 01/31/2028	69,680,800	69,375,946
3.50%, 01/31/2030	7,799,300	7,772,490
4.13%, 11/15/2032	79,952,700	84,125,232
		227,368,556
Total U.S. Treasury Securities (Cost $314,563,392)		318,708,389

Agency Credit Risk Transfer Notes–0.60%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.41% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)	3,868,659	3,890,404
Series 2022-R04, Class 1M1, 6.31% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(d)	2,007,497	2,013,462
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 8.51% (1 mo. USD LIBOR + 4.00%), 08/25/2024(d)	539,702	549,706
Series 2022-DNA3, Class M1A, STACR®, 6.31% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(d)	2,862,737	2,872,740
Series 2022-DNA6, Class M1, STACR®, 6.46% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(d)	958,185	965,639
Total Agency Credit Risk Transfer Notes (Cost $10,247,880)		10,291,951

Municipal Obligations–0.53%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	1,370,000	1,314,382
Series 2022, RB, 4.35%, 06/01/2041	995,000	948,843
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	1,725,000	1,254,085
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	2,585,000	1,906,843
Principal Amount		Value

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	$4,965,000	$3,752,047
Total Municipal Obligations (Cost $11,682,785)		9,176,200
Shares
Preferred Stocks–0.18%
Asset Management & Custody Banks–0.04%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	737,000	722,239
Investment Banking & Brokerage–0.05%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	1,092,000	940,758
Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	1,502,000	1,460,521
Total Preferred Stocks (Cost $3,331,000)		3,123,518
Common Stocks & Other Equity Interests–0.00%
Agricultural Products–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(f)(m)	28	0
Money Market Funds–14.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(n)(o)	86,772,093	86,772,093
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(n)(o)	59,870,160	59,888,121
Invesco Treasury Portfolio, Institutional Class, 4.30%(n)(o)	99,168,106	99,168,106
Total Money Market Funds (Cost $245,816,281)		245,828,320
TOTAL INVESTMENTS IN SECURITIES–120.81% (Cost $2,135,309,011)		2,082,965,475
OTHER ASSETS LESS LIABILITIES—(20.81)%		(358,737,856)
NET ASSETS–100.00%		$1,724,227,619
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $498,171,791, which represented 28.89% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,417,738	$131,805,972	$(87,451,617)	$-	$-	$86,772,093	$576,624
Invesco Liquid Assets Portfolio, Institutional Class	28,202,765	94,147,123	(62,465,440)	2,096	1,577	59,888,121	408,539
Invesco Treasury Portfolio, Institutional Class	48,477,414	150,635,397	(99,944,705)	-	-	99,168,106	659,831
Total	$119,097,917	$376,588,492	$(249,861,762)	$2,096	$1,577	$245,828,320	$1,644,994

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	25	March-2023	$5,141,211	$20,898	$20,898
U.S. Treasury 10 Year Notes	624	March-2023	71,457,750	1,079,097	1,079,097
U.S. Treasury Long Bonds	345	March-2023	44,806,875	1,271,118	1,271,118
Subtotal—Long Futures Contracts				2,371,113	2,371,113
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	290	March-2023	(31,680,235)	(362,893)	(362,893)
U.S. Treasury 10 Year Ultra Notes	665	March-2023	(80,600,078)	(971,004)	(971,004)
U.S. Treasury Ultra Bonds	3	March-2023	(425,250)	(17,156)	(17,156)
Subtotal—Short Futures Contracts				(1,351,053)	(1,351,053)
Total Futures Contracts				$1,020,060	$1,020,060

(a)	Futures contracts collateralized by $2,441,880 cash held with Merrill Lynch, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$649,402,596	$13,126,761	$662,529,357
Asset-Backed Securities	—	426,427,983	—	426,427,983
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	406,879,757	—	406,879,757
U.S. Treasury Securities	—	318,708,389	—	318,708,389
Agency Credit Risk Transfer Notes	—	10,291,951	—	10,291,951
Municipal Obligations	—	9,176,200	—	9,176,200
Preferred Stocks	—	3,123,518	—	3,123,518
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	245,828,320	—	—	245,828,320
Total Investments in Securities	245,828,320	1,824,010,394	13,126,761	2,082,965,475
Other Investments - Assets*
Futures Contracts	2,371,113	—	—	2,371,113
Other Investments - Liabilities*
Futures Contracts	(1,351,053)	—	—	(1,351,053)
Total Other Investments	1,020,060	—	—	1,020,060
Total Investments	$246,848,380	$1,824,010,394	$13,126,761	$2,083,985,535

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund